UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2007

Date of reporting period:	April 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments

April 30, 2007 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS (a)(c)—68.0%
Advertising—0.2%
	West Corp. (b),	$25,475
$25	7.695%, 10/23/13	980,148
972	7.73%, 10/23/13	1,005,623

Aerospace—0.4%
1,592	K & F Industries, Inc., 7.32%, 11/18/12, Term B (b)	1,594,403
750	TransDigm Group, Inc., 7.348%, 6/23/13, Term B	755,344
		2,349,747

Airlines—0.5%
3,000	Northwest Airlines Corp., 7.32%, 8/22/08 (b)	3,014,064

Apparel & Textiles—0.3%
	Simmons Co., Term C (b),
813	7.375%, 12/19/11	818,197
945	7.438%, 12/19/11	950,878
		1,769,075

Automotive—1.6%
5,985	Ford Motor Corp., 8.36%, 11/29/13, Term B	6,033,072
	Hertz Corp.,
223	5.35%, 12/21/12	224,445
760	7.07%, 12/21/12, Term B	766,475
1,182	7.09%, 12/21/12, Term B	1,190,616
	Lear Corp.,
697	7.85%, 3/23/12	699,209
300	7.86%, 3/23/12	300,951
		9,214,768

Automotive Products—2.3%
	Cooper Standard Automotive, Inc.,
1,353	7.875%, 12/31/11, Term B	1,361,182
3,483	7.875%, 12/31/11, Term C	3,504,326
2,500	Delphi Corp., 8.125%, 12/31/07, Term C	2,511,725
	Goodyear Tire & Rubber Co.,
2,000	7.10%, 4/20/14, Term B (b)	2,010,314
1,000	8.82%, 4/1/11	1,006,339
2,660	Polypore, Inc., 8.32%, 11/12/11, Term B	2,673,670
		13,067,556

Banking—0.4%
	Aster Co., Ltd. (b),
1,092	7.824%, 9/19/13, Term B1	1,096,996
1,132	8.324%, 9/19/14, Term C1	1,147,599
		2,244,595

Building/Construction—1.5%
4,000	Building Materials Corp., 11.125%, 9/14/14	3,983,000
	Masonite International Corp., Term B,
3	7.35%, 4/6/13	3,106
2,429	7.355%, 4/6/13 (b)	2,381,167
2,340	Nortek, Inc., 7.36%, 8/27/11 (b)	2,349,804
		8,717,077

Principal
Amount
(000)		Value*

Chemicals—3.6%
	Basell NV (b),
€432	5.876%, 9/15/13, Term B1	$598,984
€493	5.922%, 9/15/13, Term B	682,210
€381	6.102%, 9/15/13, Term B	528,113
€123	6.102%, 9/15/13, Term B5	169,953
€129	6.102%, 9/15/13, Term B6	178,510
€140	6.626%, 9/15/14, Term C4	194,603
€492	6.672%, 9/15/14, Term C	682,415
€255	6.672%, 9/15/14, Term C4	353,351
€319	6.852%, 9/15/14, Term C	441,733
€100	6.852%, 9/15/14, Term C4	138,435
€123	6.852%, 9/15/14, Term C5	170,143
€129	6.852%, 9/15/14, Term C6	179,441
	Cognis BV,
$1,149	8.104%, 5/12/12, Term B1 (b)	1,158,683
1,992	8.604%, 5/12/13, Term C1	2,011,581
€1,480	Cognis Deutschland GmbH, 5.782%, 5/12/11, Term A	2,021,427
	INEOS Group Ltd. (b),
$4,500	7.580%, 10/7/12, Term A4	4,533,282
742	7.580%, 10/7/13, Term B1	754,116
742	8.080%, 10/7/14, Term C1	757,060
1,975	KRATON Polymers Group LLC, 7.375%, 5/11/13 (b)	1,992,730
3,284	VWR International, Inc., 7.61%, 4/7/11, Term B (b)	3,305,189
		20,851,959

Commercial Products—0.9%
	iPayment, Inc. (b),
194	7.32%, 12/27/12	194,296
796	7.35%, 12/27/12	796,323
	Sigmakalon (b),
€954	5.722%, 6/30/12, Term A	1,304,302
€982	6.22%, 9/19/12, Term B1	1,353,327
€18	6.222%, 9/19/12, Term B1	24,443
€671	6.972%, 9/19/13, Term C	927,563
€269	6.972%, 9/19/13, Term C1	371,193
		4,971,447

Computer Services—1.1%
$2,929	PanAmSat Corp., 7.349%, 6/30/11, Term A	2,953,095
3,439	SunGard Data Systems, Inc., 7.36%, 2/11/13	3,472,483
		6,425,578

Computer Software—2.2%
	Infor Global Solutions (b),
1,962	9.10%, 8/1/12	1,978,244
1,023	9.10%, 8/1/12, Term DD	1,031,744
3,000	Riverdeep Interactive, 11.55%, 12/21/07 (b)	3,000,000
	UGS Corp., Term B,
926	7.07%, 3/31/12 (b)	926,151
1,928	7.11%, 3/31/12	1,929,481
	Worldspan L.P., Term B,
1,990	8.59%, 12/7/13	2,000,199
2,000	8.61%, 12/7/13	2,010,250
		12,876,069

Principal
Amount
(000)		Value*

Consumer Products—1.8%
	Eastman Kodak Co., Term B,
$978	7.57%, 10/18/12	$980,898
100	9.50%, 10/18/12	100,245
1,985	Education Management Corp., 7.375%, 5/23/13, Term B	1,994,925
2,962	Jarden Corp., 7.10%, 1/24/12, Term B1	2,971,330
	National Mentor, Inc. (b),
56	5.32%, 6/30/13	56,228
618	7.35%, 6/30/13, Term B	620,167
319	7.36%, 6/30/13, Term B	320,559
1,000	7.50%, 6/30/12	1,004,063
2,000	Pinnacle Foods, 8.099%, 3/30/14, Term B (b)	2,017,708
		10,066,123

Containers & Packaging—3.7%
	Graham Packaging Holdings Co. (b),
807	7.625%, 10/18/11, Term B	812,549
55	7.625%, 10/18/11, Term BA1	55,401
385	7.625%, 10/18/11, Term BC	387,808
1,173	7.625%, 10/18/11, Term BD2	1,181,889
1,173	7.625%, 10/18/11, Term BE	1,181,889
1,173	7.625%, 10/18/11, Term BF5	1,181,889
733	7.625%, 10/18/11, Term BG	738,681
	Graphic Packaging Corp., Term C,
898	7.82%, 8/9/10	902,108
1,734	7.85%, 8/8/10	1,740,911
694	7.86%, 8/8/10	696,364
3,116	Horizon Lines LLC, 7.60%, 7/7/11 (b)	3,133,911
	Intertape Polymer Group, Inc., Term B (b),
904	8.043%, 7/28/11	907,139
71	8.07%, 7/28/11	70,764
371	8.08%, 7/28/11	372,642
	JSG Packaging,
1,000	7.725%, 11/29/13, Term B	1,008,693
1,000	8.225%, 11/29/14, Term C	1,008,693
	Smurfit-Stone Container,
742	5.215%, 11/1/10	748,758
1,217	7.355%, 11/1/11, Term C	1,227,472
567	7.375%, 11/1/10, Term C	572,309
2,934	7.375%, 11/1/11, Term B	2,959,654
543	7.375%, 11/1/11, Term C1	547,829
		21,437,353

Diversified Manufacturing—1.2%
3,500	Grant Forest Products, 11.875%, 9/16/13 (b)	3,504,375
	Invensys PLC (b),
521	7.347%, 7/17/13, Term Z1	524,994
479	7.36%, 7/17/13, Term Y1	483,548
	KION Group GmbH (b),
1,250	7.58%, 12/20/14, Term B	1,267,020
1,250	7.83%, 12/20/15, Term C	1,273,270
		7,053,207

Principal
Amount
(000)		Value*

Drugs & Medical Products—1.5%
	Nycomed Holdings (b),
€2,000	6.414%, 12/29/16, Term B	$2,737,611
€2,000	6.914%, 12/20/15, Term C	2,749,548
	Warner Chilcott PLC,
$394	7.35%, 1/4/12	396,216
1,099	7.35%, 1/18/12, Term B	1,105,485
636	7.35%, 1/18/12, Term C	639,706
1,217	7.36%, 1/18/12, Term B	1,224,532
		8,853,098

Electronics—1.2%
3,000	Sanmina-SCI Corp., 8.375%, 1/31/08 (b)	3,015,624
4,000	Spansion, Inc., 8.36%, 10/30/12, Term B (b)	4,026,252
		7,041,876

Energy—1.9%
	Alon USA Energy, Inc. (b),
1,764	7.606%, 6/8/13, Term 1.1	1,780,986
221	7.606%, 6/8/13, Term DD	223,184
	Edison Midwest, Term B,
731	6.82%, 4/27/11	734,285
969	6.86%, 4/27/11	972,972
3,040	Headwaters, Inc., 7.36%, 4/30/11, Term B (b)	3,047,969
	NRG Energy, Inc.,
557	7.35%, 2/1/13	561,888
2,145	7.364%, 2/1/13, Term B	2,164,104
	Targa Resources, Inc.,
290	5.225%, 10/31/11	292,659
30	7.35%, 10/31/12, Term B	30,486
823	7.355%, 10/31/12, Term B	829,200
339	7.37%, 10/31/12, Term B	341,435
		10,979,168

Entertainment—3.2%
10,758	MGM Studios, 8.614%, 4/8/12, Term B	10,782,115
	Revolution Studios LLC,
1,000	7.85%, 12/25/12, Term A	1,007,500
2,434	9.07%, 12/25/14, Term B (b)	2,452,483
	Warner Music Group, Inc., Term B,
196	7.309%, 2/27/11	196,586
804	7.355%, 2/28/11	808,065
2,435	7.36%, 2/28/11	2,447,011
916	7.40%, 2/27/11	921,038
		18,614,798

Financial Services—1.0%
5,958	Nielson Finance, 7.61%, 8/9/13, Term B	6,016,455

Food Services—1.5%
	Arby’s Restaurant Group, Inc.,
700	7.60%, 7/25/12, Term B	706,083
647	7.60%, 7/25/12, Term BC	652,572
938	7.605%, 7/25/12, Term B	946,230
177	7.605%, 7/25/12, Term BA	178,152
92	7.605%, 7/25/12, Term BG	93,318
1,018	7.61%, 7/25/12, Term B	1,026,822
39	7.61%, 7/25/12, Term BE	39,154

Principal
Amount
(000)		Value*

Food Services (continued)
$1,481	Bolthouse Farms, Inc., 7.625%, 11/17/12, Term B (b)	$1,490,046
3,536	Michael Foods, Inc., 7.36%, 11/21/10, Term B (b)(e)	3,550,288
		8,682,665

Healthcare & Hospitals—6.2%
2,000	Biomet, Inc., 6.00%, 3/8/08 (b)(e)	2,005,000
	Community Health Systems, Inc. (b),
3,000	7.00%, 4/10/08	2,992,500
3,920	7.10%, 8/19/11, Term B	3,933,991
	Davita, Inc., Term B,
357	6.82%, 10/5/12	358,253
928	6.85%, 10/5/12	931,534
215	6.86%, 10/5/12	216,307
10,972	HCA, Inc., 7.60%, 11/17/13, Term B	11,100,011
	HealthSouth Corp.,
603	7.82%, 2/2/13	607,209
5,352	7.85%, 2/2/13	5,395,559
950	MultiPlan, Inc., 7.82%, 4/12/13, Term B	957,719
2,000	Psychiatric Solutions, Inc., 7.07%, 7/7/12, Term B (b)	2,006,876
4,344	Renal Advantage, Inc., 7.85%, 10/6/12, Term B (b)	4,387,299
839	United Surgical, 9.25%, 4/18/14, Term B (b)	842,379
		35,734,637

Hotels/Gaming—1.4%
3,000	Harrah’s Entertainment, Inc., 7.50%, 3/9/08 (e)	3,000,000
	MotorCity Casino, Term B (b),
308	7.33%, 7/21/12	309,788
2,858	7.35%, 7/21/12	2,874,061
770	7.36%, 7/21/12	774,471
1,000	Venetian Casino, 7.09%, 2/22/12, Term B	1,005,096
		7,963,416

Household Products—0.7%
	Springer S.A. (b),
1,000	7.737%, 9/16/11, Term B2	1,007,670
2,800	8.112%, 9/16/12, Term C2	2,835,795
		3,843,465

Leasing—0.5%
	Rental Service Corp.,
504	8.85%, 11/21/13	513,000
996	8.86%, 11/21/13	1,012,500
	United Rentals, Inc. (b),
333	5.322%, 2/14/11, Term LC	334,543
731	7.32%, 2/14/11, Term B	734,994
		2,595,037

Machinery—0.2%
605	Agco Corp., 7.10%, 6/15/09, Term B (b)	609,118
	Mueller Industries, Inc., Term B (b),
74	7.35%, 9/28/12	74,601
488	7.355%, 9/28/12	491,378
190	7.36%, 9/28/12	191,944
		1,367,041

Principal
Amount
(000)		Value*

Manufacturing—0.7%
$2,734	Bombardier, Inc., 7.86%, 6/26/13, Term B (b)	$2,755,539
	Lucite International Ltd. (b),
1,249	8.07%, 5/26/13, Term B	1,264,954
114	8.07%, 5/26/13, Term DD	115,626
		4,136,119

Metals & Mining—0.3%
	Novelis, Inc.,
1,037	7.61%, 1/7/12, Term B	1,040,104
597	7.61%, 1/7/12, Term B2	598,848
		1,638,952

Multi-Media—6.8%
2,000	American Media Operations, Inc., 8.59%, 1/30/13 (b)	2,014,584
993	Atlantic Broadband, Inc., 7.60%, 8/9/12, Term B (b)	1,005,737
	Cablevision Systems Corp., Term B,
842	7.07%, 3/29/13	846,073
857	7.11%, 3/29/13	861,143
4,500	Cebridge Connections, Inc., 7.35%, 11/5/13, Term 1.1	4,500,563
3,000	Charter Communications, 7.85%, 9/5/14 (b)	3,000,697
1,271	CSC Holdings, Inc., 7.07%, 2/24/13, Term B	1,276,645
6,000	NTL Investment, 7.356%, 1/6/13, Term B	6,035,628
2,955	Primedia, 7.57%, 9/30/13, Term B	2,957,001
AUD3,520	Seven Media Group, 6.00%, 2/7/13, Term T1 (b)(e)	2,917,053
	Telcordia Technologies, Inc., Term B,
$10	8.095%, 9/9/12	9,900
3,920	8.11%, 9/9/12 (b)	3,880,800
	Univision Communications, Inc. (e),
4,698	7.605%, 9/15/14, Term B	4,694,383
1,000	7.82%, 3/15/09	1,001,042
	Young Broadcasting, Inc., Term B,
948	7.875%, 5/2/12	952,886
2,986	7.875%, 11/3/12	3,002,934
		38,957,069

Oil & Gas—1.4%
6,000	El Paso Corp., 5.273%, 6/15/09 (b)	5,947,500
1,921	Newpark Resources, Inc., 8.35%, 8/17/11 (b)	1,944,891
		7,892,391

Paper/Paper Products—1.1%
	Appleton Papers, Inc. (b),
1,005	7.60%, 6/9/10	1,007,175
902	7.61%, 6/11/10, Term B	904,118
	Buckeye Technologies, Inc. (b),
218	7.30%, 11/4/10, Term B	218,905
391	7.32%, 11/4/10, Term B	391,564
144	7.35%, 4/15/10, Term B	144,261
57	7.35%, 11/4/10, Term B	56,674
162	7.43%, 11/4/10, Term B	162,293
82	7.462%, 11/4/10, Term B1	82,435
	Georgia-Pacific Corp., Term B,
269	7.10%, 12/20/12	269,938
2,940	7.34%, 12/20/12	2,958,313
		6,195,676

Principal
Amount
(000)		Value*

Printing/Publishing—0.4%
	Seat Pagine Gialle SpA,
€1,000	4.023%, 5/25/12, Term A (b)	$1,368,824
€693	4.023%, 6/8/13, Term B (b)	954,923
		2,323,747

Real Estate—0.2%
$1,000	Verso Paper Holdings LLC, 11.606%, 2/1/13	1,004,375

Recreation—2.6%
	Amadeus Global Travel (b),
2,573	8.07%, 4/8/13, Term B	2,602,302
177	8.07%, 4/8/13, Term B2	179,502
2,573	8.57%, 4/8/14, Term C	2,602,301
177	8.57%, 4/8/14, Term C2	179,502
3,970	Cedar Fair L.P., 7.32%, 6/13/12	4,012,181
	Six Flags Theme Parks, Inc., Term B,
1,106	8.60%, 6/30/09	1,114,640
660	8.61%, 6/30/09	664,952
	Travelport,
297	7.85%, 8/1/13	300,347
3,028	7.85%, 8/22/13, Term CD	3,058,275
		14,714,002

Retail—1.4%
3,520	Jean Coutu Group, Inc., 7.875%, 7/30/11, Term B	3,528,019
1,360	Neiman Marcus Group, Inc., 7.346%, 4/6/13	1,373,600
3,000	Rite Aid Corp., 9.00%, 11/8/13 (b)(e)	2,985,000
		7,886,619

Telecommunications—4.9%
	Centennial Cellular Communications Corp., Term B (b),
4,332	7.35%, 2/9/11	4,371,222
335	7.36%, 1/20/11	338,224
	Consolidated Communications, Inc., Term B,
3,390	7.10%, 10/14/11	3,406,168
1,053	7.36%, 9/18/11	1,058,414
	eircom Group PLC (b),
€1,200	6.403%, 7/17/14, Term B	1,659,457
€1,200	6.778%, 7/17/15, Term C	1,665,598
	Hawaiian Telcom Communications, Inc.,
$2,500	7.60%, 4/30/12, Term A	2,502,605
1,982	7.60%, 10/31/12, Term B	1,992,908
2,500	Intelsat Ltd., 7.855%, 2/15/14	2,512,053
	Nordic Telephone Co. Holdings ApS,
€1,782	5.875%, 11/30/14, Term B	2,458,947
€2,200	6.125%, 11/30/14, Term C	3,043,268
$3,000	Telesat Canada, Inc., 2.62%, 2/14/08 (b)(e)(i)	2,994,838
	Valor Telecommunications Enterprises LLC,
26	7.249%, 2/15/12, Term B	26,522
		28,030,224

Transportation—0.5%
2,700	Fleetpride Corp., 8.586%, 6/6/13, Term B (b)	2,710,970

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Utilities—1.8%
	AES Corp., Term B,
$786	7.19%, 4/30/08		$790,871
786	7.50%, 8/10/11		790,871
	Reliant Energy,
3,000	5.187%, 12/1/10, Term LC		3,027,858
3,990	7.695%, 12/1/10, Term B		4,027,051
1,600	Sandridge Energy, Inc., 8.975%, 4/1/14, Term AB (b)		1,648,000
			10,284,651

Waste Disposal (e)—1.2%
	Allied Waste North America, Inc.,
1,680	5.00%, 1/15/12		1,689,926
3,733	5.00%, 3/28/14, Term B		3,753,672
€1,000	AVR Bedrijven, 6.164%, 3/1/14 (b)		1,390,510
			6,834,108

Wholesale—0.7%
	Roundy’s, Inc., Term B,
$1,990	8.09%, 10/27/11		2,009,255
1,960	8.36%, 11/1/11		1,978,865
			3,988,120

Wire & Cable Products—3.0%
	Pirelli Cable S.A. (b),
€2,427	6.352%, 6/23/13, Term B		3,328,267
€971	6.852%, 6/23/14, Term C		1,337,931
	UPC Broadband Holding BV,
€2,062	5.942%, 12/31/14, Term M1		2,831,607
€2,056	5.942%, 12/31/14, Term M2 (e)		2,820,596
€2,312	6.103%, 3/31/13, Term J1		3,177,697
€2,750	6.103%, 12/31/13, Term K1		3,782,786
			17,278,884
	Total Senior Loans (cost—$385,248,933)		390,631,804

CORPORATE BONDS & NOTES—23.0%
Airlines—0.3%
	JetBlue Airways Corp., FRN,
$1,079	8.46%, 5/15/10	Ba3/BB-	1,084,672
381	9.605%, 9/15/09	Ba3/BB-	387,148
			1,471,820

Apparel & Textiles—0.4%
2,500	Hanesbrands, Inc., 8.735%, 12/15/14, FRN (a)(d)	B2/B-	2,581,250

Automotive Products—0.7%
4,000	Goodyear Tire & Rubber Co., 9.14%, 12/1/09, FRN (a)(d)	B2/B-	4,060,000

Banking—0.9%
£2,464	Royal Bank of Scotland PLC, 9.370%, 4/6/11, VRN (b)(i)	NR/NR	4,973,033

Building/Construction—0.7%
€3,000	Grohe Holding GmbH, 6.843%, 1/15/14, FRN (b)	B2/B	4,154,394

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Financial Services—3.7%
$2,500	Chukchansi Economic Dev. Auth., 8.877%, 11/15/12, FRN (a)(d)	B2/BB-	$2,568,750
3,000	Ford Motor Credit Co., 8.105%, 1/13/12, FRN	B1/B	2,961,798
7,000	General Motors Acceptance Corp., 7.56%, 12/1/14, FRN	Ba1/BB+	7,131,754
€3,000	Hellas Telecommunications Luxembourg V, 7.468%, 10/15/12, FRN	B1/B	4,186,370
	Universal City Florida Holding Co.,
$2,000	8.375%, 5/1/10	B3/B-	2,075,000
2,500	10.11%, 5/1/10, FRN	B3/B-	2,578,125
			21,501,797

Food Services—0.6%
3,500	Aramark Corp., 8.86%, 2/1/15, FRN (a)(d)	B3/B-	3,613,750

Healthcare & Hospitals—0.8%
3,000	CDRV Investors, Inc., 9.86%, 12/1/11, FRN (a)(d)	Caa1/CCC+	3,030,000
1,500	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CCC	1,545,000
			4,575,000

Hotels/Gaming—0.9%
2,000	Mandalay Resort Group, 7.625%, 7/15/13	B1/B+	2,010,000
3,000	Seminole Hard Rock Entertainment, Inc., 7.848%, 3/15/14, FRN (a)(d)	B1/BB	3,090,000
			5,100,000

Insurance—0.3%
1,500	Parametric Re Ltd., 9.69%, 5/19/08, FRN (a)(d)	Ba2/NR	1,511,145

Manufacturing—0.8%
€3,250	Bombardier, Inc., 6.939%, 11/15/13, FRN (a)(d)	Ba2/BB	4,657,209

Metals & Mining—0.6%
$3,150	Freeport-McMoRan Copper & Gold, Inc., 8.564%, 4/1/15, FRN	Ba3/BB	3,331,125

Multi-Media—2.7%
	Cablevision Systems Corp., Ser. B,
2,000	8.00%, 4/15/12	B3/B+	2,060,000
5,000	9.82%, 4/1/09, FRN	B3/B+	5,325,000
1,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	1,053,750
4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa2/CCC	4,280,000
1,800	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	1,908,000
1,000	ION Media Networks, Inc., 11.606%, 1/15/13, FRN (a)(d)	Caa2/CCC-	1,045,000
			15,671,750

Paper/Paper Products—1.8%
	Abitibi-Consolidated, Inc.,
2,000	5.25%, 6/20/08	B3/B+	1,970,000
1,000	8.855%, 6/15/11, FRN	B3/B+	985,000
3,000	Boise Cascade LLC, 8.231%, 10/15/12, FRN	B1/B+	3,015,000
1,000	Bowater, Inc., 8.355%, 3/15/10, FRN	B3/B+	1,010,000
3,500	Verso Paper Holdings LLC, 9.11%, 8/1/14, FRN (a)(d)	B2/B	3,622,500
			10,602,500

Semi-conductors—0.9%
5,000	Freescale Semiconductor, Inc., 9.230%, 12/15/14, FRN (a)(d)	B1/B	5,025,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Telecommunications—6.7%
$4,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	$4,115,000
2,500	Hawaiian Telcom Communications, Inc., 10.889%, 5/1/13, Ser. B, FRN	B3/CCC	2,568,750
3,000	Intelsat Bermuda Ltd., 11.354%, 6/15/13, FRN	NR/B	3,225,000
€2,950	Nordic Telephone Co. Holdings ApS, 9.281%, 5/1/16, FRN (a)(d)	B2/B	4,136,728
$4,700	Nortel Networks Ltd., 9.606%, 7/15/11, FRN (a)(d)	B3/B-	5,052,500
1,500	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	1,575,000
12,000	Qwest Communications International, Inc., 8.86%, 2/15/09, FRN	Ba3/B+	12,180,000
3,500	Rogers Wireless, Inc., 8.480%, 12/15/10, FRN	Baa3/BBB-	3,578,750
2,000	Rural Cellular Corp., 8.25%, 3/15/12	Ba3/B	2,120,000
			38,551,728

Wire & Cable Products—0.2%
1,000	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B+	1,045,000
	Total Corporate Bonds & Notes (cost—$127,203,025)		132,426,501

MORTGAGE-BACKED SECURITIES—0.3%
1,851	Mellon Residential Funding Corp.,
	5.67%, 11/15/31, CMO, FRN (cost—$1,850,749)	Aaa/AAA	1,854,913

ASSET-BACKED SECURITIES—0.2%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
12	6.02%, 7/25/32	Aaa/AAA	11,728
442	6.06%, 8/25/32	Aaa/AAA	442,477
674	GSAMP Trust, 5.61%, 3/25/34, FRN	Aaa/AAA	675,531
69	Jade CBO Ltd., 7.67%, 10/24/11 (a)(d)(i)	B2/NR	53,524
	Total Asset-Backed Securities (cost—$1,182,502)		1,183,260

PREFERRED STOCK (a)(b)(d)—0.5%

Shares
Financial Services—0.5%
30	Richmond Cnty. Capital Corp., 8.61%, FRN (cost—$3,068,307)	NR/NR	3,011,250

SHORT-TERM INVESTMENTS—8.0%

Principal
Amount
(000)
U.S. Treasury Bills (f)—3.7%
$21,200	4.79%-4.97%, 5/31/07-6/14/07 (cost—$21,080,483)		21,080,483

Corporate Notes (h)—2.3%
Financial Services—2.3%
13,000	Ford Motor Credit Co., 8.36%, 11/2/07, FRN (cost—$12,946,493)	B1/B	13,125,840

Commercial Paper (d)—1.1%
Banking—1.1%
6,000	Total Capital, 5.29%, 5/1/07 (cost—$6,000,000)	P-1/A-1+	6,000,000

Repurchase Agreement—0.9%
5,386	State Street Bank & Trust Co., dated 4/30/07, 4.90%, due 5/1/07, proceeds $5,386,733; collateralized by Freddie Mac, 2.875%, due 5/15/07, valued at $5,496,213 including accrued interest (cost—$5,386,000)		5,386,000
	Total Short-Term Investments (cost—$45,412,976)		45,592,323

Contracts		Value*

OPTIONS PURCHASED (g)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 5 yr. Futures (CBOT),
140	strike price $108.50, expires 5/25/07	$2,188
	U.S. Treasury Notes 10 yr. Futures (CBOT),
514	strike price $114, expires 5/25/07	8,031
		10,219

	Put Options—0.0%
	Financial Future Euro—90 day (CME),
324	strike price $90.50, expires 9/17/07	1
60	strike price $91.50, expires 6/18/07	—
600	strike price $91.75, expires 3/17/08	1
216	strike price $92.25, expires 6/16/08	1
		3
	Total Options Purchased (cost—$23,744)	10,222
	Total Investments (cost—$563,990,236)—100.0%	$574,710,273

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Private Placement securities have an aggregate value of $437,690,410 and represent 76.16% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2007.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be delivered after April 30, 2007.
(f)	All or partial amount segregated as collateral for futures contracts, delayed-delivery securities and/or swaps agreements.
(g)	Non-income producing.
(h)	All or partial amount segregated as collateral for reverse repurchase agreements.
(i)	Fair-valued security—Securities with an aggregate value of $8,021,395 representing 1.40% of total investments, have been fair valued.

Glossary:

£—British Pound

€—Euro

¥—Japanese Yen

AUD—Australian Dollar

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2007.

LIBOR—London Inter-bank Offered Rate

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2007.

Other Investments:

(1)  Futures contracts outstanding at April 30, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future British Pound—90 day	399	$0	3/19/08	$(4,905)
	Financial Future British Pound—90 day	711	167,357	3/20/08	(351,181)
	Financial Future Euro—90 day	762	181,327	3/17/08	(24,521)
Short:	U.S. Treasury Notes 10 yr. Futures	(514)	(55,681)	6/20/07	257,000
	U.S. Treasury Notes 5 yr. Futures	(250)	(26,457)	6/29/07	(91,797)
					$(215,404)

(2) Credit default swap agreements outstanding at April 30, 2007:

			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$2,000	6/20/08	2.95%	$42,375
AES	1,000	12/20/07	1.50%	9,717
Allied Waste North America	600	9/20/09	2.75%	25,363
Bombardier	1,400	6/20/10	3.80%	130,891
Georgia-Pacific	3,500	3/20/14	1.78%	(61,889)
Williams Cos.	875	9/20/09	2.05%	32,283
Bear Stearns
Abitibi-Consolidated	2,500	6/20/07	1.65%	7,464
Dow Jones CDX High Yield	10,000	6/20/12	2.75%	109,559
Georgia-Pacific	700	9/20/09	1.24%	4,278
Host Marriott	700	9/20/09	1.95%	25,804
MGM	1,500	9/20/09	1.92%	51,863
Citigroup
AES	5,000	6/20/08	1.17%	47,030
Allied Waste North America	1,500	9/20/07	2.18%	14,566
Crown European Holdings	1,500	9/20/07	2.38%	(8,519)
Host Marriott	900	9/20/07	1.90%	8,215
Owens-Brockway	3,000	9/20/07	2.05%	30,477
Starwood Hotels & Resorts Worldwide	1,500	9/20/07	1.20%	6,938
Univision Communications	2,000	3/20/12	0.97%	(4,467)
Credit Suisse First Boston
AES	900	9/20/09	3.85%	64,425
Allied Waste North America	875	9/20/09	2.46%	30,988
Delhaize America	875	9/20/09	1.40%	24,213
Intelsat Bermuda	3,000	3/20/10	3.21%	77,070
Samis	2,640	9/20/08	2.45%	44,757
Deutsche Bank
Russian Federation	3,000	6/20/07	0.44%	6,065
SoftBank	¥392,000	9/20/07	2.30%	31,105
Goldman Sachs
Dow Jones CDX High Yield	$3,100	6/20/12	0.99%	30,435
HCA	1,000	12/20/07	0.75%	2,330
Royal Caribbean	3,500	12/20/13	1.33%	33,302
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	5,750
TRW Automotive	875	9/20/09	2.15%	22,824
JPMorgan Chase
AES	1,500	9/20/07	2.15%	15,602
Electronic Data Systems	1,000	12/20/07	1.30%	8,329
Nortel Networks	1,300	9/20/07	1.43%	5,909
Tenet Healthcare	5,000	12/20/07	(3.20)%	(91,267)
Tenet Healthcare	5,000	12/20/09	4.15%	269,343
Lehman Brothers
Dow Jones CDX High Yield	80,000	6/20/12	2.75%	726,522
Six Flags	1,000	3/20/10	2.70%	38,250
Six Flags	2,000	6/20/12	1.75%	351
Merrill Lynch
SPX	900	9/20/09	2.25%	25,549
Williams Cos.	700	9/20/09	1.71%	20,185
Morgan Stanley
Georgia-Pacific	900	9/20/09	1.63%	13,777
				$1,877,762

(3) Interest rate swap agreements outstanding at April 30, 2007:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$195,600	2/15/17	4.785%	3-Month USD-LIBOR	$(316,449)
Bank of America	195,600	2/15/17	3-Month USD-LIBOR	5.91%	619,782
Barclays Bank	12,500	6/20/17	3-Month USD-LIBOR	5.00%	(61,518)
Barclays Bank	578,000	6/21/25	5.70%	3-Month USD-LIBOR	(10,609,479)
Barclays Bank	290,000	6/21/25	3-Month USD-LIBOR	5.70%	11,296,121
Deutsche Bank	116,900	12/19/08	3-Month USD-LIBOR	5.00%	(12,429)
Goldman Sachs	22,300	12/19/08	3-Month USD-LIBOR	5.00%	(6,485)
UBS	4,900	12/19/08	3-Month USD-LIBOR	5.00%	(151)
UBS	285,000	6/21/25	3-Month USD-LIBOR	5.70%	3,546,934
					$4,456,326

The Fund received $12,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4)  Forward foreign currency contracts outstanding at April 30, 2007:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	April 30, 2007	(Depreciation)
Purchased:
3,494,000 Australian Dollar settling 6/15/07	$2,917,158	$2,904,718	$(12,440)
€ 2,015,000 settling 5/24/07	2,747,495	2,752,716	5,221
3,077,000 Swiss Franc settling 5/16/07	2,561,795	2,553,567	(8,228)
Sold:
2,502,562 Australian Dollar settling 5/3/07	2,040,362	2,082,840	(42,478)
3,494,000 Australian Dollar settling 5/17/07	2,924,478	2,906,908	17,570
3,494,000 Australian Dollar settling 6/15/07	2,887,651	2,904,718	(17,067)
£ 4,164,000 settling 5/17/07	8,236,392	8,326,682	(90,290)
€ 46,117,000 settling 5/24/07	62,697,214	63,000,990	(303,776)
¥ 6,674,000 settling 5/2/07	56,051	55,862	189
¥ 6,674,000 settling 5/15/07	55,859	55,962	(103)
3,357,000 Swiss Franc settling 6/7/07	2,769,299	2,791,208	(21,909)
			$(473,311)

(5)  Open reverse repurchase agreements at April 30, 2007:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	5.45%	9/8/06	4/25/08	$9,423,745	$9,100,000

(6) At April 30, 2007, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Eastman Kodak	$2,506,137
Host Marriott L.P. Revolver A	1,010,923
Host Marriott L.P. Revolver B	1,632,755
Lucite International	331,111
United Surgical	161,139
$5,642,065

£—British Pound

€—Euro

¥—Japanese Yen

LIBOR—London Inter-bank Offered Rate

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 27, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 27, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 27, 2007